EARNINGS PER SHARE (Schedule Of Computation Of Basic And Diluted Net Loss Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss):
Loss from continuing operations	$ (223,177)	$ 29,790	$ (34,424)
Income on discontinued operations, net of tax	1,520	30,288	98,065
Net income (loss)	(221,657)	60,078	63,641
Add: net loss attributable to noncontrolling interest	1,529	382	92
Net income (loss) attributable to Renren Inc.	$ (220,128)	$ 60,460	$ 63,733
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	1,019,378,556	1,059,446,436	1,118,091,879
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	7,857,646	8,185,273	12,648,043
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-diluted	1,027,236,202	1,067,631,709	1,130,739,922
Net (loss) income per ordinary share attributable to Renren Inc. shareholders - basic:
(Loss) income per ordinary share from continuing operations	$ (0.22)	$ 0.03	$ (0.03)
Income per ordinary share from discontinued operations	0.00	0.03	0.09
Basic (in dollars per share)	(0.22)	0.06	0.06
Net (loss) income per ordinary share attributable to Renren Inc. shareholders - diluted:
(Loss) income per ordinary share from continuing operations	(0.22)	0.03	(0.03)
Income per ordinary share from discontinued operations	0.00	0.03	0.09
Diluted (in dollars per share)	$ (0.22)	$ 0.06	$ 0.06